SUBSEQUENT EVENTS (Details) $ in Millions	Apr. 25, 2023 ARS ($)
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Nominal value allocated to optional reserve for future dividends	$ 6,876